Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	BRENMILLER ENERGY LTD.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (the “Post-Effective Amendment”) to the Registration Statement on Form F-1 (File No. 333-275115) (the “Registration Statement”) of Brenmiller Energy Ltd. (the “Company”), as originally declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on January 22, 2024, is being filed: (i) pursuant to the undertakings in Item 9 of the Registration Statement, to include financial statements required by Item 8.A of Form 20-F at the start of any delayed offering or throughout a continuous offering; and (ii) to include an updated prospectus related to the offer of ordinary shares that were registered on the Registration Statement. The information included in this Post-Effective Amendment amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001901215
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	L3